U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:
                  Oppenheimer Strategic Income & Growth Fund
                  6803 South Tucson Way
                  Englewood, Colorado  80112

2.       Name of each series or class of funds for which this notice is filed:
                  Class A shares, Class B shares, Class C shares


3.       Investment Company Act File Number: 811-6639

         Securities Act File Number: 33-47378

4.                Last day of  fiscal  year for  which  this  notice  is  filed:
                  6/20/97 (Date Fund ceased its operations)

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                  N/A                                                     /  /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):
                  N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                  3,651,868


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                  -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

                           5,104,789.528                      $29,854,109

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                           5,104,789.528                      $29,854,109

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                           2,077,390.294                      $11,984,465

12. Calculation of registration fee:

         (i)        Aggregate sale price of securities sold
                    during the fiscal year in reliance on
                    rule 24f-2 (from Item 10):                      $29,854,109
                                                                    ------------
         (ii) Aggregate price of shares issued in connection with dividend reinvestment
                    plans (from Item 11, if applicable):           +$11,984,465
                                                                    ------------
         (iii) Aggregate price of shares redeemed or repurchased during the fiscal year
                    (if applicable):                                $41,838,574
                                                                    ------------
         (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
                    rule 24e-2 (if applicable):                     + -0-
                                                                    ------------
         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line
                    (ii), less line (iii), plus line
                    (iv)) (if applicable):                          $  -0-
                                                                    ------------
         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

                    Instruction C.6):                               x 1/3300
                                                                    ------------
         (vii)      Fee due (line (i) or line (v) multiplied
                    by line (vi)):                                  $-0-
                                                                    ------------

Instruction:            Issuers should complete line (ii), (iii), (iv), and
                        (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
                        Instructions C.3.

13.    Check  box  if  fees  are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR
       202.3a).                                                        /  /

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                            N/A


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                    By: /s/ Scott Farrar
                                       -------------------------------------
                                        Scott Farrar, Assistant Treasurer
Date: August 12, 1997


cc:      Robert J. Bishop
         Allan Adams
         Katherine Feld
         Gloria LaFond

                       MYER, SWANSON, ADAMS & WOLF, P.C.
                                ATTORNEYS AT LAW
                        THE COLORADO STATE BANK BUILDING
RENDLE MYER                1600 BROADWAY - SUITE 1480              OF COUNSEL
ALLAN B. ADAMS            DENVER, COLORADO 80202-4915            ROBERT SWANSON
ROBERT K. SWANSON           TELEPHONE (303) 866-9800                 ------
THOMAS J. WOLF*             FACSIMILE (303) 866-9818              FRED E. NEEF
                                                                  (1910-1986)
*BOARD CERTIFIED CIVIL TRIAL ADVOCATE
 BY THE NATIONAL BOARD OF TRIAL ADVOCACY
       -----
PHILIP T. MASTERSON


                                                  August 15, 1997




Oppenheimer Strategic Income & Growth Fund
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the no par value Class A, Class B and Class C shares of the Oppenheimer Strategic Income & Growth Fund, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal period October 1, 1996 through June 20, 1997 when the Fund ceased its operations, 5,104,789.528 shares of beneficial interest of Class A, Class B and Class C shares of the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940.

It is our opinion that the said shares of beneficial interest of each class of the Trust sold in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                                          Sincerely,

                                          MYER, SWANSON, ADAMS & WOLF, P.C.


                                          By:  /s/ Allan B. Adams
                                             ---------------------------
                                             Allan B. Adams




                                                         2